Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%	2.25%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.12%	1.31%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.42%)	(0.63%)	1.56%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.26%	(0.52%)	1.38%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	0.45%	2.22%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.10%	0.33%	2.01%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.26%	0.85%	2.21%

[1]	The Customized Reference Benchmark commenced in November 2017 and therefore the Customized Reference Benchmark does not have 10-year returns.